Lease Liabilities - Summary of Lease Liabilities (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Current	$ 620,019	$ 537,515	$ 417,307
Non-current	6,690,227	5,706,707	4,828,135
Total lease liabilities	$ 7,310,246	$ 6,244,222	$ 5,245,442	$ 3,430,887	$ 2,600,795